EQUITY BASED COMPENSATION	9 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
EQUITY BASED COMPENSATION

NOTE 13. EQUITY BASED COMPENSATION

Promote Plan

Prior to the IPO Effective Date, certain members of our management and others associated with Blackstone (the “Promote Participants”) were eligible to receive long-term incentives evidenced by units (the “Units”) in LQ Services L.L.C. (“LQ Services”), which indirectly held interests in the Company, which Units were intended to be treated as “profits interests” for U.S. tax purposes (the “Promote Plan”). Units were typically granted by our Chief Executive Officer, in consultation with Blackstone, to key employees upon hire. Unit levels could also be adjusted to recognize changing job responsibilities. All of the Units were subject to exit-based vesting on the date when there was a sale, transfer or disposition of all or substantially all of the assets of the La Quinta Predecessor Entities to an unaffiliated entity which resulted in distributions being payable to the holders of the Units (a “Liquidity Event”), subject to a Promote Participant’s continued employment on such date. The value in respect of Units would have been determined based upon the amounts received by Blackstone pursuant to a Liquidity Event, net of certain debt repayments and return of equity to Blackstone. As payments in respect of the Units were contingent on occurrence of a Liquidity Event, which was not assessed to be probable prior to the date of our IPO, no expense was accrued or recognized for the Units prior to April 14, 2014.

On the IPO Effective Date, Units that were outstanding under the Promote Plan at the time of the offering were exchanged for 3.1 million vested and unvested shares of common stock of Holdings of equivalent economic value, using the initial public offering price of Holdings shares of $17.00 per share and issued as follows: (1) 40% of the shares received were vested shares of common stock; (2) 40% of the shares received were unvested shares of restricted stock that will vest on the first anniversary of the IPO Effective Date, contingent upon continued employment through that date; and (3) 20% of the shares received were unvested shares of restricted stock that will vest on the earlier of the date that Blackstone and its affiliates cease to own 50% or more of Holdings or the seventh anniversary of the IPO Effective Date, contingent upon continued employment at that date.

Total compensation expense under the Promote Plan was $5.4 million and $31.7 million during the three and nine months ended September 30, 2014, respectively. Unrecognized compensation expense as of September 30, 2014 was $20.1 million. As of September 30, 2014, 9,658 shares have been forfeited from the Promote Plan.

2014 Omnibus Incentive Plan

In connection with, and prior to completion of, the IPO, our Board of Directors adopted, and our stockholders approved, the La Quinta Holdings Inc. 2014 Omnibus Incentive Plan (the “2014 Omnibus Incentive Plan”). The 2014 Omnibus Incentive Plan provides for the granting of stock options, restricted stock and other equity based or performance-based awards denominated in cash or in stock to directors, officers, employees, consultants and advisors of Holdings and its affiliates.

2014 Omnibus Incentive Plan Grant I (“Grant I”)—Effective on the IPO Effective Date, Holdings issued 0.35 million shares of Holdings common stock under our 2014 Omnibus Incentive Plan with a grant date fair value of $16.65 per share to certain of our employees as follows: (1) 50% of the shares granted were vested shares of common stock; (2) 40% of the shares granted were unvested shares of restricted stock that will vest on the first anniversary of the IPO Effective Date, contingent upon continued employment through that date; and (3) 10% of the shares granted were unvested shares of restricted stock that will vest on the earlier of the date that Blackstone and its affiliates cease to own 50% or more of Holdings or the seventh anniversary of the IPO Effective Date, contingent upon continued employment through that date.

2014 Omnibus Incentive Plan Grant II (“Grant II”)—On June 11, 2014, Holdings issued 1.01 million shares of Holdings common stock under our 2014 Omnibus Incentive Plan with a grant date fair value of $18.70 per share to certain of our employees. Grant II is a time-based vesting award with multiple tranches that vest on various dates with a remaining weighted average life of 1.6 years as of September 30, 2014. The fair value of Grant II will be recognized on a straight-line basis over the requisite service period of each tranche included in the award.

2014 Omnibus Incentive Plan Director Unit Grant (“2014 Director Unit Grant”)—On June 11, 2014, we granted 16,044 restricted stock units (“RSUs”) to our independent directors under our 2014 Omnibus Incentive Plan, as part of our regular annual compensation of our independent directors. The 2014 Director Unit Grant vests in three equal installments on the first, second and third anniversaries of the grant date. The grant date fair value was $18.70 per RSU. The fair value of the RSUs will be recognized on a straight-line basis over the requisite service period for the entire award. Vested RSUs will be settled with shares of our common stock.

2014 Omnibus Incentive Plan Performance Unit Grant (“2014 Performance Unit Grant”)—On June 11, 2014, we issued 109 performance-based RSUs (the “PSUs”), which represent 0.5 million shares of common stock to certain of our employees. The performance period for the 2014 Performance Unit Grant ends December 31, 2016, with a remaining life of 2.3 years as of September 30, 2014. The calculation of the value of the units granted under the 2014 Performance Unit Grant is weighted as follows: 70% based on the Company’s total shareholder return (“TSR”) relative to the total shareholder returns of a defined set of peer companies (“Relative Shareholder Return”); and 30% based on the Company’s absolute TSR compound annual growth rate (“TSR CAGR”). The number of common shares issued in exchange for each PSU at the end of the performance period is determined based on a calculated multiple of defined target amounts for TSR CAGR and Relative Shareholder Return. Possible payout multiples range from 33% of target, which represents the threshold and below which no payout is given, and 167% of target, which represents the maximum payout. The 2014 Performance Unit Grant PSUs will be settled with shares of the Company’s common stock.

The grant date fair value of the 2014 Performance Unit Grant was $19.80 per share, which was determined using a Monte Carlo simulation valuation model with the following assumptions:

Expected volatility(1)	24.05%
Dividend yield(2)	—%
Risk-free rate(3)	0.70%
Expected term (in years)(4)	2.6

(1)	Due to limited trading history for our common stock, we did not have sufficient information available on which to base a reasonable and supportable estimate of the expected volatility of our share price. As a result, we used an average historical volatility of our peer group over a time period consistent with our expected term assumption. Our peer group was determined based upon companies in our industry with similar business models and is included with those used to benchmark our executive compensation.

(2)	We have no foreseeable plans to pay dividends during the expected term of these performance shares.

(3)	Based on the yields of U.S. Department of Treasury instruments with similar expected lives.

(4)	Midpoint of the 30-calendar day period preceding the end of the performance period.

During the three and nine months ended September 30, 2014, total compensation expense for awards under the 2014 Omnibus Incentive Plan was $3.2 million and $7.9 million, respectively, excluding related taxes. Unrecognized compensation expense as of September 30, 2014 was $25.7 million. As of September 30, 2014, 620 shares have been forfeited from awards made under the 2014 Omnibus Incentive Plan.

As of September 30, 2014, there were 11.6 million shares of common stock available for future issuance under the 2014 Omnibus Incentive Plan.